Details of Significant Accounts - Operating Revenue - Contract Assets and Contarct Liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Contract Assets And Contract Liabilities [Abstract]
Contract assets - authorization collaboration and development revenue				$ 2,283
Non-contract liabilities - authorization collaboration and development revenue	$ 10,286	$ 366	$ 10,760